                          ANNUAL REPORT / JULY 31 2001

                              AIM MONEY MARKET FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                           -- Registered Trademark --

                              AIM MONEY MARKET FUND

                       ANNUAL REPORT / CHAIRMAN'S LETTER

                   Dear Shareholder:

                   We are pleased to send you this report on AIM Money Market
[PHOTO OF          Fund for the fiscal year ended July 31, 2001. As a result of
ROBERT H.          the sputtering U.S. economy and many companies' persistent
GRAHAM]            earnings woes, many investors pulled money from stocks and instead invested in such safe havens as money market funds.

                   MARKETS SLOG THROUGH 12 TOUGH MONTHS
                   After spending much of 1999 and 2000 raising interest rates to combat perceived inflation, the Federal Reserve Board
                   (the Fed) found itself battling the very real threat of economic recession in 2001. In its most aggressive easing campaign during the Greenspan era, the Fed lowered short-term interest rates six times during the first half of 2001, cutting the federal funds rate to 3.75%--its lowest level in seven years.
                       Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take several quarters to trickle through. The Fed's previous rate hikes, meant to slow the country's too-hot growth rate, perhaps did too much. Economic growth fell from an annual rate of 5.7% in the second quarter of 2000 to an annual rate of just 0.2% in the second quarter of 2001.
    Continued volatility in equity markets and mixed economic news drove many investors to move money from the stock market into fixed-income markets, particularly money markets. Such increased demand helped drive down yields, which facilitated a reversal of the inverted Treasury yield curve.
    By the end of the reporting period, yields on short-term issues had fallen below those of longer-term issues. The yield on cash in the form of three-month Treasury bills fell the most dramatically, starting the fiscal year at 6.22% and ending it at 3.52%. The 30-year Treasury bond saw much less movement, with its yield falling from 5.78% to 5.52% during the same period.

FUND PROVIDES HAVEN DURING UNCERTAINTY
Amidst a very uncertain and volatile market environment, the fund provided attractive income and safety of principal. The fund's weighted average maturity
(WAM) remained in the 19- to 37-day range during the 12 months ended July 31, 2001. As of the end of the reporting period, the WAM stood at 35 days, and seven-day yields for the fund were 3.00% for Cash Reserve Shares, and 2.25% for Class B and Class C shares. Total net assets in the fund stood at $1.5 billion at the end of the fiscal year.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements and U.S. Treasury and U.S. government agency securities. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

MARKET TURMOIL LIKELY TO CONTINUE
It's hard to predict with any certainty how markets will behave in the future. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the fund is well-positioned to respond quickly to interest rate changes and to continue to provide a competitive yield.
    As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. Or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

                                 [COVER IMAGE]

                              AIM MONEY MARKET FUND

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

A I M Capital Management, Inc. o  A I M Distributors, Inc. o The AIM Family of
       Funds--Registered Trademark-- o AMVESCAP National Trust Company

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                            PAR
                                               MATURITY    (000)         VALUE
COMMERCIAL PAPER-38.64%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-7.17%

Atlantis One Funding Corp.
  3.55%                                        10/29/01   $ 15,248   $   15,114,178
-----------------------------------------------------------------------------------
Centric Capital Corp.
  4.54%                                        09/19/01      6,100        6,062,305
-----------------------------------------------------------------------------------
  4.54%                                        09/20/01      5,000        4,968,472
-----------------------------------------------------------------------------------
  3.58%                                        10/09/01     18,000       17,876,490
-----------------------------------------------------------------------------------
  3.57%                                        10/16/01      9,500        9,428,402
-----------------------------------------------------------------------------------
Stellar Funding Group, Inc.
  3.75%                                        09/17/01      9,497        9,450,504
-----------------------------------------------------------------------------------
  3.58%                                        10/23/01      4,000        3,966,984
-----------------------------------------------------------------------------------
  3.72%                                        12/31/01     23,239       22,873,993
-----------------------------------------------------------------------------------
Sweetwater Capital Corp.
  4.46%                                        10/02/01     15,345       15,227,133
===================================================================================
                                                                        104,968,461
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.96%

CXC Inc.
  3.74%                                        08/03/01     15,900       15,896,696
-----------------------------------------------------------------------------------
Newport Funding Corp.
  4.67%                                        08/20/01     50,000       49,876,764
-----------------------------------------------------------------------------------
Old Slip Funding Corp.
  3.77%                                        08/06/01     21,429       21,417,780
===================================================================================
                                                                         87,191,240
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.35%

Falcon Asset Securitization Corp.
  3.75%                                        09/10/01     14,000       13,941,667
-----------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.67%                                        09/17/01     50,000       49,760,757
===================================================================================
                                                                         63,702,424
===================================================================================

BANKS-5.21%

Abbey National North America Corp.
  4.54%                                        08/21/01     15,000       14,962,167
-----------------------------------------------------------------------------------
Fortis Funding LLC
  5.02%                                        08/01/01      9,500        9,500,000
-----------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  3.53%                                        11/21/01     13,000       12,857,231
-----------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
  3.72%                                        09/14/01     14,000       13,936,347
-----------------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico)
  3.79%                                        08/29/01     25,000       24,926,306
===================================================================================
                                                                         76,182,051
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

DIVERSIFIED FINANCIAL SERVICES-8.06%

Bills Securitisation Ltd. (Germany)
  4.78%                                        08/24/01   $  5,000   $    4,984,731
-----------------------------------------------------------------------------------
  3.72%                                        11/13/01     25,000       24,731,333
-----------------------------------------------------------------------------------
Diageo Capital PLC (United Kingdom)
  4.07%                                        09/28/01     46,000       45,698,368
-----------------------------------------------------------------------------------
National Rural Utilities Corp.
  4.48%                                        08/23/01     15,000       14,958,933
-----------------------------------------------------------------------------------
PACCAR Financial Corp.
  3.68%                                        09/13/01     10,690       10,643,011
-----------------------------------------------------------------------------------
Sony Capital Corp.
  4.87%                                        08/21/01     17,000       16,954,006
===================================================================================
                                                                        117,970,382
===================================================================================

MOVIES & ENTERTAINMENT-1.36%

Walt Disney Co. (The)
  4.20%                                        08/17/01     20,000       19,962,667
===================================================================================

MULTI-LINE INSURANCE-4.42%

GE Financial Assurance Holdings, Inc.
  3.69%                                        09/07/01     65,000       64,753,487
===================================================================================

SPECIALTY CHEMICALS-2.11%

Henkel Corp.
  5.02%                                        08/03/01     11,000       10,996,932
-----------------------------------------------------------------------------------
  4.38%                                        09/12/01     20,000       19,897,800
===================================================================================
                                                                         30,894,732
===================================================================================
    Total Commercial Paper (Cost
      $565,625,444)                                                     565,625,444
===================================================================================

SHORT-TERM OBLIGATIONS-11.47%

BANKS-3.69%

Atlantic American Corp., Weekly VRD Series
  Bonds (LOC-Wachovia Bank),
  3.83%(b)                                     06/01/09     12,500       12,500,000
-----------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes, Weekly VRD Series Notes (LOC-Banc
  One Capital Markets),
  3.85%(b)                                     08/01/12     10,477       10,477,000
-----------------------------------------------------------------------------------
Family Express Corp., LLC, Loan Program
  Notes, Monthly VRD Series Notes (LOC-First
  of America Bank N.A.),
  3.84%(b)                                     04/01/28      9,580        9,580,000
-----------------------------------------------------------------------------------
KBL Capital Fund Inc., Loan Program Notes,
  Weekly VRD Series Notes (LOC-National City
  Bank),
  3.84%(b)                                     05/01/27     17,185       17,185,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
BANKS-(CONTINUED)

R.G. Ray Corp., Weekly VRD Series RB
  (LOC-LaSalle Bank N.A.),
  3.89%(b)                                     01/01/15   $  4,325   $    4,325,000
===================================================================================
                                                                         54,067,000
===================================================================================

DIVERSIFIED FINANCIAL SERVICES-1.71%

Credit Suisse First Boston (Switzerland),
  Gtd. Floating Rate Medium Term Notes,
  3.98%(b)(c)                                  05/06/02     25,000       25,000,000
===================================================================================

U.S. GOVERNMENT AGENCIES-6.07%

Federal Home Loan Bank, Floating Rate Notes,
  Unsec. Bonds,
  3.76%(b)                                     08/13/02     25,000       24,991,326
-----------------------------------------------------------------------------------
Overseas Private Investment, Gtd. Floating
  Rate Participation Ctfs.,
  3.82%(b)                                     07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  3.94%(b)                                     05/15/15     53,900       53,900,000
===================================================================================
                                                                         88,891,326
===================================================================================
    Total Short-Term Obligations (Cost
      $167,958,326)                                                     167,958,326
===================================================================================

TAXABLE MUNICIPAL BONDS-6.10%

HEALTH CARE FACILITIES-2.42%

Colorado Health Facilities Authority; Monthly
  VRD Series E RB (LOC-KBC Bank N.V.),
  3.85%(b)                                     03/01/30      9,750        9,750,000
-----------------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Loyola University Health Systems); Monthly
  VRD Series C RB.,
  3.80%(b)(d)                                  07/01/24      9,500        9,500,000
-----------------------------------------------------------------------------------
SSM Health Care (SSMC Obligated
  Group); Montana Health Facilities, Monthly
  VRD Series E RB.,
  3.80%(b)(d)                                  06/01/25     16,200       16,200,000
===================================================================================
                                                                         35,450,000
===================================================================================

INDUSTRIAL CONGLOMERATE-3.17%
Mississippi Business Finance Corp. (GE
  Plastics Project); Mississippi Industrial
  Development, Monthly VRD Series RB,
  3.84%(b)                                     02/01/23     10,000       10,000,000
-----------------------------------------------------------------------------------
Mississippi Business Finance Corp.
  (Telepak Inc. Project); Mississippi
  Industrial Development, Monthly VRD Series
  RB (LOC-First Union National Bank),
  3.83%(b)                                     09/01/15     20,000       20,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
Mississippi Business Finance Corp.
  (Viking Range Corp. Project); Mississippi
  Industrial Development, Monthly VRD Series
  RB
  (LOC-Bank of America N.A.),
  3.85%(b)                                     06/01/15   $ 16,365   $   16,365,000
===================================================================================
                                                                         46,365,000
===================================================================================

WATER UTILITIES-0.51%

Port Blakely Communities; Monthly VRD Series
  C RB (LOC-Bank of America N.A.),
  3.85%(b)                                     02/15/2021    7,500        7,500,000
===================================================================================
    Total Taxable Municipal Bonds (Cost
      $89,315,000)                                                       89,315,000
===================================================================================

CERTIFICATES OF DEPOSIT-15.10%

BANKS-15.10%

Banque Nationale de Paris (France)
  3.61%                                        12/21/01     40,000       40,000,000
-----------------------------------------------------------------------------------
Bayerische Hypo und Vereinsbank (Germany)
  3.63%                                        10/03/01     50,000       50,000,000
-----------------------------------------------------------------------------------
First Union National Bank
  4.03%(e)                                     02/06/02     41,000       41,000,000
-----------------------------------------------------------------------------------
Firstar Bank N.A.
  3.78%                                        10/15/01     25,000       25,000,000
-----------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  3.80%                                        05/13/02     15,000       14,969,938
-----------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  3.63%                                        12/14/01     50,000       50,000,000
===================================================================================
    Total Certificates of Deposit (Cost
      $220,969,938)                                                     220,969,938
===================================================================================

MASTER NOTE AGREEMENTS-10.93%(F)

DIVERSIFIED FINANCIAL SERVICES-10.93%

Goldman Sachs Group, Inc. (The)
  4.01%(g)                                     03/21/02     56,000       56,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
  4.07%(g)                                     08/20/01     59,000       59,000,000
-----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  3.98%(h)                                     09/10/01     45,000       45,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $160,000,000)                                                     160,000,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,203,868,708)                               1,203,868,708
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
REPURCHASE AGREEMENTS-16.17%(I)
CIBC World Market Corp.
  3.86%(j)                                     08/01/01   $225,000   $  225,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  3.86%(k)                                     08/01/01     11,736       11,735,638
===================================================================================
    Total Repurchase Agreements (Cost
      $236,735,638)                                                     236,735,638
===================================================================================
TOTAL INVESTMENTS-98.41%                                              1,440,604,346(l)
===================================================================================
OTHER ASSETS LESS LIABILITIES-1.59%                                      23,256,680
===================================================================================
NET ASSETS-100.00%                                                   $1,463,861,026
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 07/31/01.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 07/31/01 represented 1.71% of the Fund's net assets.
(d)  Secured by bond insurance provided by MBIA Insurance Co.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 07/31/01.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/01.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate of effect on 7/31/01.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 07/31/01 with a maturing value of $250,026,806. Collateralized by $238,247,000 par value of U.S. Government obligations, 4.25% to 7.50% due 12/31/01 to 02/15/29 with an aggregate market value at 07/31/01 of $255,001,138.
(k) Joint repurchase agreement entered into 07/31/01 with a maturing value of $250,026,806. Collateralized by $251,950,000 par value of U.S. Government obligations, 0% to 6.00% due 11/29/01 to 02/15/26 with an aggregate market value at 07/31/01 of $255,621,878.
(l)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, excluding repurchase agreements,
  at value (amortized cost)                    $1,203,868,708
-------------------------------------------------------------
Repurchase Agreements (amortized cost)            236,735,638
-------------------------------------------------------------
Receivables for:
  Investments sold                                    307,000
-------------------------------------------------------------
  Fund shares sold                                 38,094,773
-------------------------------------------------------------
  Interest                                          2,498,476
-------------------------------------------------------------
Investment for deferred compensation plan              97,296
-------------------------------------------------------------
Other assets                                          111,954
=============================================================
    Total assets                                1,481,713,845
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           16,408,270
-------------------------------------------------------------
  Dividends                                           205,903
-------------------------------------------------------------
  Deferred compensation plan                           97,296
-------------------------------------------------------------
Accrued advisory fees                                   7,829
-------------------------------------------------------------
Accrued distribution fees                             641,742
-------------------------------------------------------------
Accrued trustees' fees                                  1,281
-------------------------------------------------------------
Accrued transfer agent fees                           387,958
-------------------------------------------------------------
Accrued operating expenses                            102,540
=============================================================
    Total liabilities                              17,852,819
=============================================================
Net assets applicable to shares outstanding    $1,463,861,026
_____________________________________________________________
=============================================================

NET ASSETS:

AIM Cash Reserve Shares                        $  937,532,441
_____________________________________________________________
=============================================================
Class B                                        $  439,444,761
_____________________________________________________________
=============================================================
Class C                                        $   86,883,824
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                           937,503,421
_____________________________________________________________
=============================================================
Class B                                           439,430,949
_____________________________________________________________
=============================================================
Class C                                            86,881,885
_____________________________________________________________
=============================================================
AIM Cash Reserve Shares:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                         $76,025,870
============================================================

EXPENSES:

Advisory fees                                      7,202,907
------------------------------------------------------------
Administrative services fees                         150,215
------------------------------------------------------------
Custodian fees                                        62,868
------------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares       2,283,574
------------------------------------------------------------
Distribution fees -- Class B                       3,621,846
------------------------------------------------------------
Distribution fees -- Class C                         649,673
------------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve Shares     1,877,277
------------------------------------------------------------
Transfer agent fees -- Class B                       744,360
------------------------------------------------------------
Transfer agent fees -- Class C                       133,521
------------------------------------------------------------
Trustees' fees                                        11,273
------------------------------------------------------------
Other                                                720,405
============================================================
    Total expenses                                17,457,919
============================================================
Less: Expenses paid indirectly                       (25,114)
============================================================
    Net expenses                                  17,432,805
============================================================
Net investment income                             58,593,065
============================================================
Net realized gain from investment securities          26,400
============================================================
Net increase in net assets resulting from
  operations                                     $58,619,465
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 1999

                                                                YEAR ENDED      SEVEN MONTHS ENDED       YEAR ENDED
                                                                 JULY 31,            JULY 31,           DECEMBER 31,
                                                                   2001                2000                 1999
                                                              --------------    -------------------    --------------
OPERATIONS:

  Net investment income                                       $   58,593,065      $   37,001,092       $   54,728,601
---------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        26,400                  --                   83
=====================================================================================================================
    Net increase in net assets resulting from operations          58,619,465          37,001,092           54,728,684
=====================================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (42,494,569)        (27,493,666)         (40,668,074)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (13,662,655)         (8,335,400)         (12,546,032)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         (2,435,841)         (1,172,026)          (1,514,495)
---------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                         25,475,028         (77,443,140)        (189,587,232)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        150,107,943        (115,577,813)          94,371,540
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         41,425,293         (11,177,934)          29,244,201
=====================================================================================================================
    Net increase (decrease) in net assets                        217,034,664        (204,198,887)         (65,971,408)
=====================================================================================================================

NET ASSETS:

  Beginning of year                                            1,246,826,362       1,451,025,249        1,516,996,657
=====================================================================================================================
  End of year                                                 $1,463,861,026      $1,246,826,362       $1,451,025,249
_____________________________________________________________________________________________________________________
=====================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,463,797,435      $1,246,789,171       $1,450,988,058
---------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          63,591              37,191               37,191
=====================================================================================================================
                                                              $1,463,861,026      $1,246,826,362       $1,451,025,249
_____________________________________________________________________________________________________________________
=====================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: AIM Cash Reserve shares, Class B shares and Class C shares. AIM Cash Reserve shares are sold at net asset value. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $150,215 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $1,344,055 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the AIM Cash Reserve, Class B and Class C shares paid AIM Distributors $2,283,574, $3,621,846 and $649,673, respectively, as compensation under the Plans.
  During the year ended July 31, 2001, AIM Distributors received $2,800,220 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $6,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $24,964 and reductions in custodian fees of $150 under expense offset arrangements which resulted in a reduction of the Fund's expenses of $25,114.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.


NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                           YEAR ENDED                     SEVEN MONTHS ENDED
                                         JULY 31, 2001                      JULY 31, 2000
                                --------------------------------   --------------------------------
                                    SHARES           AMOUNT            SHARES           AMOUNT
                                --------------   ---------------   --------------   ---------------
Sold:
  Cash Reserve Class             5,502,283,046   $ 5,502,283,046    3,591,529,412   $ 3,591,529,412
---------------------------------------------------------------------------------------------------
  Class B                          805,015,989       805,015,989      509,744,331       509,744,331
---------------------------------------------------------------------------------------------------
  Class C                          362,537,320       362,537,320      156,197,199       156,197,199
===================================================================================================
Issued as reinvestment of
  dividends:
  Cash Reserve Class                37,043,906        37,043,906       24,814,673        24,814,673
---------------------------------------------------------------------------------------------------
  Class B                           11,949,832        11,949,832        7,211,243         7,211,243
---------------------------------------------------------------------------------------------------
  Class C                            2,121,575         2,121,575        1,019,008         1,019,008
===================================================================================================
Reacquired:
  Cash Reserve Class            (5,513,851,924)   (5,513,851,924)  (3,693,787,225)   (3,693,787,225)
---------------------------------------------------------------------------------------------------
  Class B                         (666,857,878)     (666,857,878)    (632,533,387)     (632,533,387)
---------------------------------------------------------------------------------------------------
  Class C                         (323,233,602)     (323,233,602)    (168,394,141)     (168,394,141)
===================================================================================================
                                   217,008,264   $   217,008,264     (204,198,887)  $  (204,198,887)
___________________________________________________________________________________________________
===================================================================================================

                                           YEAR ENDED
                                       DECEMBER 31, 1999
                                --------------------------------
                                    SHARES           AMOUNT
                                --------------   ---------------
Sold:
  Cash Reserve Class             8,060,651,699   $ 8,060,651,699
----------------------------------------------------------------
  Class B                        1,129,278,732     1,129,278,732
----------------------------------------------------------------
  Class C                          387,953,922       387,953,922
================================================================
Issued as reinvestment of
  dividends:
  Cash Reserve Class                34,229,027        34,229,027
----------------------------------------------------------------
  Class B                           10,880,999        10,880,999
----------------------------------------------------------------
  Class C                            1,259,465         1,259,465
================================================================
Reacquired:
  Cash Reserve Class            (8,284,467,958)   (8,284,467,958)
----------------------------------------------------------------
  Class B                       (1,045,788,191)   (1,045,788,191)
----------------------------------------------------------------
  Class C                         (359,969,186)     (359,969,186)
================================================================
                                   (65,971,491)  $   (65,971,491)
________________________________________________________________
================================================================

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH RESERVE
                                               ----------------------------------------------------------------------------------
                                               YEAR ENDED    SEVEN MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                JULY 31,          JULY 31,         ----------------------------------------------
                                                  2001            2000(a)            1999         1998         1997        1996
                                               ----------    ------------------    --------    ----------    --------    --------
Net asset value, beginning of period            $   1.00          $   1.00         $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.0467            0.0300           0.0414        0.0453      0.0456      0.0433
=================================================================================================================================
Less distributions from net investment
  income                                         (0.0467)          (0.0300)         (0.0414)      (0.0453)    (0.0456)    (0.0433)
=================================================================================================================================
Net asset value, end of period                  $   1.00          $   1.00         $   1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     4.77%             3.03%            4.22%         4.62%       4.66%       4.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $937,532          $912,042         $989,478    $1,179,072    $344,117    $315,470
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             1.06%(c)          1.07%(d)         1.04%         0.99%       1.05%       1.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                        4.61%(c)          5.15%(d)         4.16%         4.53%       4.55%       4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $913,429,460.
(d)  Annualized.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 YEAR ENDED    SEVEN MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                  JULY 31,          JULY 31,         --------------------------------------------
                                                    2001            2000(a)            1999        1998        1997        1996
                                                 ----------    ------------------    --------    --------    --------    --------
Net asset value, beginning of period              $   1.00          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.0392            0.0256           0.0339      0.0371      0.0378      0.0360
=================================================================================================================================
Less distributions from net investment income      (0.0392)          (0.0256)         (0.0339)    (0.0371)    (0.0378)    (0.0360)
=================================================================================================================================
Net asset value, end of period                    $   1.00          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.99%             2.59%            3.45%       3.78%       3.84%       3.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $439,445          $289,327         $404,911    $310,534    $116,058    $ 91,148
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               1.81%(c)          1.82%(d)         1.79%       1.81%       1.80%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.86%(c)          4.40%(d)         3.41%       3.71%       3.80%       3.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $362,184,611.
(d)  Annualized.

                                                                                    CLASS C
                                              -----------------------------------------------------------------------------------
                                                                                                              AUGUST 4, 1997
                                                                                       YEAR ENDED              (DATES SALES
                                              YEAR ENDED    SEVEN MONTHS ENDED        DECEMBER 31,             COMMENCED) TO
                                               JULY 31,          JULY 31,         --------------------         DECEMBER 31,
                                                 2001            2000(a)            1999        1998               1997
                                              ----------    ------------------    --------    --------    -----------------------
Net asset value, beginning of period          $    1.00         $    1.00         $   1.00    $   1.00           $    1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.0393            0.0256           0.0339      0.0371              0.0158
=================================================================================================================================
Less distributions from net investment
  income                                        (0.0393)          (0.0256)         (0.0339)    (0.0371)            (0.0158)
=================================================================================================================================
Net asset value, end of period                $    1.00         $    1.00         $   1.00    $   1.00           $    1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    4.00%             2.59%            3.44%       3.78%               3.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $  86,884         $  45,457         $ 56,636    $ 27,391           $   8,287
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.81%(c)          1.82%(d)         1.79%       1.81%               1.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       3.86%(c)          4.40%(d)         3.41%       3.71%               3.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $64,967,287.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Money Market Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

BOARD OF TRUSTEES                                      OFFICERS                                OFFICE OF THE FUND
Robert H. Graham                                       Robert H. Graham                        11 Greenway Plaza
Chairman, President and Chief Executive Officer        Chairman and President                  Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                       Carol F. Relihan
Bruce L. Crockett                                      Senior Vice President and Secretary     INVESTMENT ADVISOR
Director
ACE Limited;                                           Gary T. Crum                            A I M Advisors, Inc.
Formerly Director, President, and                      Senior Vice President                   11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                                     Dana R. Sutton                          Houston, TX 77046
                                                       Vice President and Treasurer
Owen Daly II                                                                                   TRANSFER AGENT
Formerly, Director                                     Melville B. Cox
Cortland Trust, Inc.                                   Vice President                          A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Albert R. Dowden                                       Karen Dunn Kelley                       Houston, TX 77210-4739
Chairman, Cortland Trust, Inc. and DHJ Media, Inc.;    Vice President
and Director, Magellan Insurance Company                                                       CUSTODIAN
                                                       Mary J. Benson
Edward K. Dunn Jr.                                     Assistant Vice President and            The Bank of New York
Formerly, Chairman, Mercantile Mortgage Corp.;         Assistant Treasurer                     90 Washington Street, 11th Floor
Vice Chairman, President and                                                                   New York, NY 10286
Chief Operating Officer,                               Sheri Morris
Mercantile-Safe Deposit & Trust Co.; and               Assistant Vice President and            COUNSEL TO THE FUND
President, Mercantile Bankshares                       Assistant Treasurer
                                                                                               Ballard Spahr
Jack M. Fields                                                                                 Andrews & Ingersoll, LLP
Chief Executive Officer                                                                        1735 Market Street
Twenty First Century Group, Inc.;                                                              Philadelphia, PA 19103
Formerly Member
of the U.S. House of Representatives                                                           COUNSEL TO THE TRUSTEES

Carl Frischling                                                                                Kramer, Levin, Naftalis & Frankel LLP
Partner                                                                                        919 Third Avenue
Kramer, Levin, Naftalis & Frankel LLP                                                          New York, NY 10022

Prema Mathai-Davis                                                                             DISTRIBUTOR
Member, Visiting Committee,
Harvard University Graduate                                                                    A I M Distributors, Inc.
School of Education, New School University;                                                    11 Greenway Plaza
Formerly, Chief Executive Officer, YWCA of the U.S.A.                                          Suite 100
                                                                                               Houston, TX 77046
Lewis F. Pennock
Partner, Pennock & Cooper                                                                      AUDITORS

Louis S. Sklar                                                                                 Ernst & Young LLP
Executive Vice President,                                                                      1221 McKinney, Suite 2400
Development and Operations,                                                                    Houston, TX 77010
Hines Interests
Limited Partnership

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2001, 0% is eligible for the dividends received deduction for corporations.

                      ------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                            RISK TOLERANCE AND YOUR

                                 TIME HORIZON.

                      ------------------------------------

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                                  EQUITY FUNDS

   DOMESTIC EQUITY FUNDS          INTERNATIONAL/GLOBAL EQUITY FUNDS        A I M Management Group Inc. has provided
                                                                           leadership in the mutual fund industry since
      MORE AGGRESSIVE                    MORE AGGRESSIVE                   1976 and managed approximately $171 billion
                                                                           in assets for 9.5 million shareholders,
AIM Small Cap Opportunities(1)      AIM Developing Markets                 including individual investors, corporate
AIM Mid Cap Opportunities(1)        AIM European Small Company             clients and financial institutions, as of
AIM Large Cap Opportunities(2)      AIM Asian Growth                       June 30, 2001.
AIM Emerging Growth                 AIM International Emerging Growth         The AIM Family of Funds--Registered
AIM Small Cap Growth                AIM European Development               Trademark-- is distributed nationwide, and
AIM Aggressive Growth               AIM Euroland Growth                    AIM today is the seventh-largest mutual fund
AIM Mid Cap Growth                  AIM Global Aggressive Growth           complex in the United States in assets under
AIM Small Cap Equity                AIM International Equity               management, according to Strategic Insight,
AIM Capital Development             AIM International Value(4)             an independent mutual fund monitor.
AIM Constellation                   AIM Worldwide Spectrum                    AIM is a subsidiary of AMVESCAP PLC, one of
AIM Dent Demographic Trends         AIM Global Trends                      the world's largest independent financial
AIM Select Equity(3)                AIM Global Growth                      services companies with $408 billion in
AIM Large Cap Growth                                                       assets under management as of June 30, 2001.
AIM Weingarten                            MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Value II                            SECTOR EQUITY FUNDS
AIM Charter
AIM Value                                 MORE AGGRESSIVE
AIM Blue Chip
AIM Basic Value                     AIM New Technology
AIM Large Cap Basic Value           AIM Global Telecommunications and Technology
AIM Balanced                        AIM Global Infrastructure
                                    AIM Global Energy(5)
   MORE CONSERVATIVE                AIM Global Financial Services
                                    AIM Global Health Care
                                    AIM Real Estate(6)
                                    AIM Global Utilities

                                           MORE CONSERVATIVE

                              FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                TAX-FREE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                              MORE AGGRESSIVE

AIM Strategic Income                      AIM High Income Municipal
AIM High Yield II                         AIM Municipal Bond
AIM High Yield                            AIM Tax-Free Intermediate
AIM Income                                AIM Tax-Exempt Cash
AIM Global Income
AIM Floating Rate                                 MORE CONSERVATIVE
AIM Intermediate Government
AIM Limited Maturity Treasury
AIM Money Market

   MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after October 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARD LOGO APPEARS HERE]                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                        MKT-AR-1

A I M Distributors, Inc.